Contingent Liabilities (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013
Contingent Liabilities Details Narrative
Cap on environment financial responsibility		$ 1,871,000
Environmental remediation	$ 1,771,000